Long-term receivables, investments and other	12 Months Ended
Dec. 31, 2019
Categories Of Noncurrent Financial Assets [Abstract]
Long-term receivables, investments and other

10. Long-term receivables, investments and other

	2019	2018

Investments in equity securities [note 26](a)	$24,408	$28,916
Derivatives [note 26]	10,504	3,881
Advances receivable from JV Inkai [note 31]	-	124,533
Investment tax credits	95,474	95,246
Amounts receivable related to tax dispute [note 21]	303,222	303,222
Product loan(b)	176,904	176,904
Other	26,183	32,992

	636,695	765,694
Less current portion	(6,564)	(13,826)

Net	$630,131	$751,868

(a) At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes. There were no dividends recognized on any of these investments during the year.

	2019	2018

Investment in Denison Mines Corp.	$13,292	$15,507
Investment in UEX Corporation	7,253	8,754
Investment in ISO Energy Ltd.	1,481	1,777
Investment in GoviEx	2,000	2,313
Other	382	565

	$24,408	$28,916

(b) During 2018, as a result of the decision to temporarily suspend production at the McArthur River mine, Cameco loaned 5,400,000 pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano is obligated to repay us in kind with uranium concentrate no later than December 31, 2023. The loan was recorded at Cameco’s weighted average cost of inventory.